Inventories - Schedule of Inventory, Current (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Commercial aircraft programs	$ 74,544	$ 68,683	$ 67,702
Long-term contracts in progress	370	686	582
Capitalized precontract costs	941	946	794
Commercial spare parts, used aircraft, general stock materials and other	9,806	9,426	9,073
Total	$ 85,661	$ 79,741	$ 78,151